Basis of Presentation and Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019
Trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	23 years
Investigator/payer network | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Investigator/payer network | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Technology/intellectual property | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years
Technology/intellectual property | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	8 years
Know-how/processes | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Know-how/processes | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Backlog | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	1 year
Backlog | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	6 years
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	13 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	23 years